Long-term Customer Financing and Sales Of Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Customer Financing And Sales Of Receivables [Abstract]
Long-Term Customer Financing
Long-term receivables consist of trade receivables with payment terms greater than twelve months, long-term loans and lease receivables under sales-type leases. Long-term receivables consist of the following:

December 31	2013	2012
Long-term receivables	$27	$73
Less current portion	(26)	(31)
Non-current long-term receivables, net	$1	$42

Proceeds Received From Non-Recourse Sales Of Accounts Receivable And Long-Term Receivables
The following table summarizes the proceeds received from sales of accounts receivable and long-term receivables for the years ended December 31, 2013, 2012 and 2011.

Years ended December 31	2013	2012	2011
Cumulative annual proceeds received from sales:
Accounts receivable sales proceeds	$14	$12	$8
Long-term receivables sales proceeds	131	178	224
Total proceeds from receivable sales	$145	$190	$232

Financing Receivables Aging Analysis
An aging analysis of financing receivables at December 31, 2013 and December 31, 2012 is as follows:

December 31, 2013	Total Long-term Receivable	Current Billed Due	Past Due Under 90 Days	Past Due Over 90 Days
Municipal leases secured tax exempt	$1	$—	$—	$—
Commercial loans and leases secured	26	10	2	10
Total gross long-term receivables, including current portion	$27	$10	$2	$10

December 31, 2012	Total Long-term Receivable	Current Billed Due	Past Due Under 90 Days	Past Due Over 90 Days
Municipal leases secured tax exempt	$23	$—	$—	$—
Commercial loans and leases secured	50	—	2	4
Total gross long-term receivables, including current portion	$73	$—	$2	$4